Summary of the Status and Changes of Shares Relating to LTIP and the Related Average Price Per Share (Detail) (Long Term Incentive Plans, USD $)	12 Months Ended
Jun. 30, 2014
Long Term Incentive Plans
Number of Shares
Nonvested June 30, 2013 (in shares)	1,001,393
Granted (in shares)	305,247
Vested (in shares)	(375,176)
Canceled (in shares)	(11,368)
Nonvested June 30, 2014 (in shares)	920,096
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2013	$ 83.59
Granted	$ 113.07
Vested	$ 79.86
Canceled	$ 89.18
Nonvested June 30, 2014	$ 94.83